T. ROWE PRICE International Bond Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.4%
Government Bonds 0.4%
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 2,640,000 2,991
Total Albania (Cost $2,804) 2,991
AUSTRALIA 2.6%
Corporate Bonds 0.6%
APA Infrastructure, 2.00%, 3/22/27 (EUR)  410,000 436
APA Infrastructure, 3.50%, 3/22/30 (GBP)  940,000 1,106
Brambles Finance, 4.25%, 3/22/31 (EUR)  1,430,000 1,612
Sydney Airport Finance, 4.375%, 5/3/33 (EUR)  1,355,000 1,518
4,672
Government Bonds 2.0%
Commonwealth of Australia, Series 140, 4.50%, 4/21/33  10,840,000 6,887
Commonwealth of Australia, Series 150, 3.00%, 3/21/47  3,963,000 1,838
New South Wales Treasury, Series 26, 4.00%, 5/20/26  9,397,400 5,881
14,606
Total Australia (Cost $22,709) 19,278
AUSTRIA 0.3%
Government Bonds 0.3%
Republic of Austria, 0.75%, 3/20/51 (1) 2,080,000 1,207
Republic of Austria, 3.15%, 10/20/53 (1) 1,226,000 1,227
Total Austria (Cost $2,692) 2,434
BELGIUM 3.2%
Corporate Bonds 0.0%
Anheuser-Busch InBev, 1.65%, 3/28/31  300,000 298
298
Government Bonds 3.2%
Kingdom of Belgium, Series 75, 1.00%, 6/22/31 (1) 20,695,000 20,115
Kingdom of Belgium, Series 98, 3.30%, 6/22/54 (1) 4,069,000 3,892
24,007
Total Belgium (Cost $24,125) 24,305

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BRAZIL 2.3%
Corporate Bonds 0.3%
Klabin Austria, 5.75%, 4/3/29 (USD)  660,000 660
MercadoLibre, 3.125%, 1/14/31 (USD)  494,000 438
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (1) 1,180,000 1,182
2,280
Government Bonds 2.0%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  35,118,000 5,060
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/35  72,910,000 9,710
14,770
Total Brazil (Cost $18,503) 17,050
BULGARIA 0.4%
Government Bonds 0.4%
Republic of Bulgaria, 4.50%, 1/27/33 (EUR)  2,845,000 3,287
Total Bulgaria (Cost $3,072) 3,287
CANADA 5.1%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2,
4.94%, 1/25/52 (1) 1,690,000 1,151
1,151
Corporate Bonds 0.5%
Toronto-Dominion Bank, 2.551%, 8/3/27 (EUR)  400,000 430
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (2) 4,481,000 3,114
3,544
Government Bonds 3.9%
Government of Canada, Series 0318, 4.00%, 3/1/29  18,027,000 13,191
Government of Canada Real Return Bond, Inflation-Indexed,
Series CPI, 4.00%, 12/1/31  19,066,718 16,152
Province of Ontario, 3.50%, 6/2/43  496,000 316
29,659
Non-U.S. Government Mortgage-Backed Securities 0.6%
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
ARM, 3.93%, 1/12/60 (1) 2,680,000 1,867

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A2,
ARM, 4.40%, 1/12/60 (1) 3,295,000 2,305
4,172
Total Canada (Cost $40,994) 38,526
CHILE 1.5%
Corporate Bonds 0.2%
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (USD) (1) 1,615,000 1,607
1,607
Government Bonds 1.3%
Bonos de la Tesoreria de la Republica en pesos, 5.80%,
10/1/34 (1) 8,025,000,000 8,496
Republic of Chile, 4.125%, 7/5/34 (EUR)  1,100,000 1,201
9,697
Total Chile (Cost $11,232) 11,304
CHINA 3.7%
Corporate Bonds 0.3%
State Grid Overseas Investment BVI, 1.375%, 5/2/25
(EUR) (1) 2,000,000 2,158
2,158
Government Bonds 3.4%
People's Republic of China, Series INBK, 2.47%, 7/25/54  17,600,000 2,601
People's Republic of China, Series INBK, 2.69%, 8/15/32  60,000,000 8,776
People's Republic of China, Series INBK, 3.32%, 4/15/52  44,000,000 7,545
People's Republic of China, Series INBK, 3.53%, 10/18/51  30,000,000 5,303
People's Republic of China, Series INBK, 4.00%, 6/24/69  6,900,000 1,451
25,676
Total China (Cost $25,727) 27,834
COLOMBIA 1.3%
Government Bonds 1.3%
Republic of Colombia, Series B, 6.00%, 4/28/28  9,493,400,000 2,018
Republic of Colombia, Series B, 7.00%, 3/26/31  17,280,000,000 3,331
Republic of Colombia, Series B, 7.25%, 10/18/34  6,894,900,000 1,199
Republic of Colombia, Series B, 13.25%, 2/9/33  12,127,600,000 3,067
Total Colombia (Cost $9,488) 9,615

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CÔTE D'IVOIRE 1.0%
Government Bonds 1.0%
Republic of Côte d'Ivoire, 6.875%, 4/1/28 (1) 1,832,500,000 2,979
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  480,000 459
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  2,915,000 2,963
Republic of Ivory Coast, 6.875%, 10/17/40 (EUR)  875,000 797
Total Côte d'Ivoire (Cost $6,878) 7,198
CYPRUS 0.5%
Government Bonds 0.5%
Republic of Cyprus, 0.95%, 1/20/32  2,546,000 2,419
Republic of Cyprus, 1.50%, 4/16/27  425,000 451
Republic of Cyprus, 2.75%, 5/3/49  642,000 563
Total Cyprus (Cost $4,335) 3,433
CZECH REPUBLIC 2.3%
Government Bonds 2.3%
Republic of Czech, Series 125, 1.50%, 4/24/40  414,180,000 12,139
Republic of Czech, Series 151, 4.90%, 4/14/34 (3) 115,350,000 5,269
Total Czech Republic (Cost $17,446) 17,408
DENMARK 0.5%
Corporate Bonds 0.5%
Danske Bank, VR, 0.75%, 6/9/29 (EUR) (2) 560,000 563
Danske Bank, VR, 1.375%, 2/17/27 (EUR) (2) 500,000 534
Danske Bank, VR, 4.50%, 11/9/28 (EUR) (2) 380,000 427
Orsted, 4.875%, 1/12/32 (GBP)  910,000 1,121
TDC Net, 5.056%, 5/31/28 (EUR)  365,000 407
TDC Net, 5.618%, 2/6/30 (EUR)  645,000 735
Total Denmark (Cost $3,694) 3,787
EGYPT 0.6%
Government Bonds 0.6%
Arab Republic of Egypt, 6.375%, 4/11/31 (EUR)  2,310,000 2,126
Arab Republic of Egypt Treasury Bills, Series 364D,
26.201%, 9/23/25  75,250,000 1,329
Arab Republic of Egypt Treasury Bills, Series 364D,
26.999%, 6/17/25  71,175,000 1,339
Total Egypt (Cost $4,855) 4,794

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ESTONIA 0.5%
Government Bonds 0.5%
Republic of Estonia, 3.25%, 1/17/34 (3) 3,825,000 4,095
Total Estonia (Cost $4,164) 4,095
FINLAND 0.1%
Corporate Bonds 0.1%
Elisa, 0.25%, 9/15/27  435,000 442
Total Finland (Cost $445) 442
FRANCE 5.7%
Corporate Bonds 1.6%
Altice France, 5.875%, 2/1/27 (1) 185,000 177
Banque Federative du Credit Mutuel, 1.25%, 5/26/27  500,000 524
Banque Federative du Credit Mutuel, 5.125%, 1/13/33  900,000 1,030
Banque Stellantis France, 4.00%, 1/21/27  400,000 441
BNP Paribas, VR, 2.125%, 1/23/27 (2) 1,000,000 1,076
BNP Paribas, VR, 3.875%, 1/10/31 (2) 500,000 556
BPCE, 0.25%, 1/14/31  1,100,000 995
Credit Agricole Assurances, VR, 2.625%, 1/29/48 (2) 1,000,000 1,049
Electricite de France, 6.125%, 6/2/34 (GBP)  1,200,000 1,553
Holding d'Infrastructures de Transport, 1.475%, 1/18/31  1,300,000 1,254
Loxam, 6.375%, 5/15/28  645,000 717
Orange, 3.25%, 1/15/32 (GBP)  1,100,000 1,258
RTE Reseau de Transport d'Electricite SADIR, 0.75%,
1/12/34  1,100,000 936
Veolia Environnement, 1.94%, 1/7/30  500,000 513
12,079
Government Bonds 4.1%
Republic of France, Series OAT, 1.25%, 5/25/36 (1) 15,517,000 13,299
Republic of France, Series OAT, 2.50%, 5/25/30 (1) 6,723,000 7,177
Republic of France, Series OAT, 2.75%, 2/25/30 (1) 7,435,000 8,040
Republic of France, Series OAT, 4.00%, 4/25/55 (1) 2,072,000 2,211
30,727
Total France (Cost $43,249) 42,806
GERMANY 4.4%
Corporate Bonds 1.3%
Daimler Truck International Finance, 1.625%, 4/6/27  400,000 423

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
E.ON International Finance, 6.25%, 6/3/30 (GBP)  1,865,000 2,516
Fresenius, 1.625%, 10/8/27  415,000 437
Gruenenthal, 3.625%, 11/15/26 (1) 200,000 215
Gruenenthal, 4.625%, 11/15/31 (1) 100,000 104
Gruenenthal, 6.75%, 5/15/30 (1) 100,000 112
Gruenenthal, 6.75%, 5/15/30  600,000 672
Hannover Rueck, VR, 1.125%, 10/9/39 (2) 900,000 870
Hannover Rueck, VR, 1.75%, 10/8/40 (2) 900,000 877
Knorr-Bremse, 3.25%, 9/21/27  400,000 438
ProGroup, 5.375%, 4/15/31 (1)(3) 430,000 450
Sartorius Finance, 4.50%, 9/14/32  600,000 677
TK Elevator Midco, 4.375%, 7/15/27 (1) 490,000 525
Volkswagen Bank, 4.375%, 5/3/28  400,000 448
Volkswagen Financial Services, 0.375%, 2/12/30  825,000 764
Volkswagen International Finance, Series 10Y, 1.875%,
3/30/27  200,000 212
9,740
Government Bonds 3.1%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 2/15/32  7,196,000 6,567
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 8/15/54  1,627,000 1,560
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  13,298,359 14,436
KfW, 4.70%, 6/2/37 (CAD)  924,000 691
23,254
Total Germany (Cost $33,788) 32,994
GREECE 0.2%
Corporate Bonds 0.2%
Eurobank, VR, 3.25%, 3/12/30 (2) 1,450,000 1,550
Total Greece (Cost $1,490) 1,550
HUNGARY 0.4%
Government Bonds 0.4%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  670,000 778
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  320,290,000 618
Republic of Hungary, Series 4Y, 5.00%, 2/22/27 (EUR)  1,557,000 1,748
Total Hungary (Cost $3,024) 3,144

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ICELAND 0.7%
Corporate Bonds 0.2%
Landsbankinn, 0.375%, 5/23/25 (EUR)  1,675,000 1,805
1,805
Government Bonds 0.5%
Republic of Iceland, 0.00%, 4/15/28 (EUR)  2,249,000 2,250
Republic of Iceland, 3.50%, 3/21/34 (EUR)  1,283,000 1,416
3,666
Total Iceland (Cost $5,995) 5,471
INDIA 2.3%
Government Bonds 2.3%
Republic of India, 6.54%, 1/17/32  338,480,000 3,967
Republic of India, 6.75%, 12/23/29  568,340,000 6,738
Republic of India, 7.26%, 8/22/32  534,200,000 6,527
Total India (Cost $16,955) 17,232
INDONESIA 4.0%
Corporate Bonds 0.3%
Freeport Indonesia, 4.763%, 4/14/27 (USD)  1,430,000 1,425
Minejesa Capital, 5.625%, 8/10/37 (USD)  400,000 377
1,802
Government Bonds 3.7%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  6,942,000 7,627
Republic of Indonesia, 3.875%, 1/15/33 (EUR)  300,000 321
Republic of Indonesia, Series FR86, 5.50%, 4/15/26  50,160,000,000 2,998
Republic of Indonesia, Series FR95, 6.375%, 8/15/28  20,302,000,000 1,214
Republic of Indonesia, Series FR96, 7.00%, 2/15/33  159,579,000,000 9,569
Republic of Indonesia, Series 101, 6.875%, 4/15/29  30,900,000,000 1,876
Republic of Indonesia, Series 103, 6.75%, 7/15/35  41,067,000,000 2,421
Republic of Indonesia, Series 106, 7.125%, 8/15/40  31,794,000,000 1,921
27,947
Total Indonesia (Cost $31,362) 29,749
IRELAND 0.1%
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  252,000 186

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Ireland, 2.00%, 2/18/45  687,000 597
Total Ireland (Cost $1,261) 783
ISRAEL 0.6%
Government Bonds 0.6%
State of Israel, 0.625%, 1/18/32 (EUR)  1,500,000 1,297
State of Israel, 1.50%, 1/18/27 (EUR)  3,044,000 3,193
Total Israel (Cost $4,568) 4,490
ITALY 2.4%
Corporate Bonds 0.7%
Autostrade per l'Italia, 1.625%, 1/25/28  425,000 443
Autostrade per l'Italia, 2.00%, 1/15/30  1,067,000 1,078
Inter Media and Communication, 6.75%, 2/9/27  903,583 987
Intesa Sanpaolo, 1.75%, 7/4/29  1,515,000 1,546
Itelyum Regeneration, 5.75%, 4/15/30 (1) 350,000 375
Snam, 0.875%, 10/25/26  1,165,000 1,226
5,655
Government Bonds 1.7%
Italy Buoni Poliennali Del Tesoro, Series 30Y, 4.50%,
10/1/53 (1) 3,109,000 3,352
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  3,072,000 2,301
Italy Buoni Poliennali Del Tesoro, Series CPI, 1.30%,
5/15/28 (1) 6,242,212 6,892
12,545
Total Italy (Cost $19,923) 18,200
JAPAN 8.4%
Government Bonds 8.4%
Government of Japan, Series 16, 1.30%, 3/20/63  324,850,000 1,475
Government of Japan, Series 26, Inflation-Indexed, 0.005%,
3/10/31  944,278,428 6,538
Government of Japan, Series 27, Inflation-Indexed, 0.005%,
3/10/32  609,946,036 4,207
Government of Japan, Series 28, Inflation-Indexed, 0.005%,
3/10/33  305,718,000 2,084
Government of Japan, Series 29, Inflation-Indexed, 0.005%,
3/10/34  2,857,108,841 19,308
Government of Japan, Series 44, 1.70%, 9/20/44  1,261,900,000 7,772
Government of Japan, Series 74, 1.00%, 3/20/52  1,637,000,000 7,819
Government of Japan, Series 75, 1.30%, 6/20/52  1,095,500,000 5,646

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Japan, Series 76, 1.40%, 9/20/52  1,208,200,000 6,376
Government of Japan, Series 83, 2.20%, 6/20/54  268,950,000 1,688
Total Japan (Cost $76,285) 62,913
KAZAKHSTAN 0.2%
Corporate Bonds 0.2%
Tengizchevroil Finance International, 3.25%, 8/15/30 (USD)  1,450,000 1,269
Total Kazakhstan (Cost $1,246) 1,269
KUWAIT 0.1%
Corporate Bonds 0.1%
MEGlobal, 2.625%, 4/28/28 (USD) (1) 1,160,000 1,082
Total Kuwait (Cost $1,162) 1,082
LATVIA 1.9%
Government Bonds 1.9%
Republic of Latvia, 0.375%, 10/7/26  11,633,000 12,156
Republic of Latvia, 3.875%, 5/22/29  2,070,000 2,325
Total Latvia (Cost $15,425) 14,481
LITHUANIA 0.9%
Government Bonds 0.9%
Republic of Lithuania, 3.50%, 2/13/34  1,285,000 1,384
Republic of Lithuania, 3.875%, 6/14/33  5,040,000 5,612
Total Lithuania (Cost $6,721) 6,996
LUXEMBOURG 0.6%
Corporate Bonds 0.6%
Albion Financing 1, 5.25%, 10/15/26  600,000 648
Altice Financing, 4.25%, 8/15/29 (1) 365,000 292
Blackstone Property Partners Europe Holdings, 1.75%,
3/12/29  1,700,000 1,700
Logicor Financing, 0.875%, 1/14/31  1,115,000 1,015
Logicor Financing, 3.25%, 11/13/28  950,000 1,013
Total Luxembourg (Cost $5,096) 4,668
MACAO 0.4%
Corporate Bonds 0.4%
Melco Resorts Finance, 4.875%, 6/6/25 (USD)  795,000 792

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MGM China Holdings, 7.125%, 6/26/31 (USD) (1) 490,000 500
Sands China, 3.80%, 1/8/26 (USD)  855,000 847
Wynn Macau, 5.50%, 1/15/26 (USD) (3) 980,000 974
Total Macao (Cost $3,090) 3,113
MALAYSIA 3.5%
Government Bonds 3.5%
Government of Malaysia, Series 0119, 3.906%, 7/15/26  22,570,000 5,124
Government of Malaysia, Series 0120, 4.065%, 6/15/50  8,407,000 1,876
Government of Malaysia, Series 0216, 4.736%, 3/15/46  58,846,000 14,561
Government of Malaysia, Series 0318, 4.642%, 11/7/33  18,388,000 4,415
Total Malaysia (Cost $25,090) 25,976
MEXICO 2.7%
Corporate Bonds 0.5%
America Movil, 5.75%, 6/28/30 (GBP)  1,070,000 1,408
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (2) 775,000 737
Bimbo Bakeries USA, 6.05%, 1/15/29 (USD) (1) 1,170,000 1,215
3,360
Government Bonds 2.2%
Mexican Udibonos, Series S, 4.00%, 8/24/34  83,948,592 3,826
Petroleos Mexicanos, 4.875%, 2/21/28 (EUR)  2,700,000 2,779
United Mexican States, Series M, 7.50%, 5/26/33  52,359,000 2,307
United Mexican States, Series M, 7.75%, 11/23/34  35,412,000 1,558
United Mexican States, Series M, 8.50%, 5/31/29  128,544,000 6,212
16,682
Total Mexico (Cost $20,420) 20,042
MONTENEGRO 0.6%
Government Bonds 0.6%
Republic of Montenegro, 4.875%, 4/1/32 (1) 2,020,000 2,142
Republic of Montenegro, 7.25%, 3/12/31 (USD) (1) 2,370,000 2,432
Total Montenegro (Cost $4,541) 4,574
MOROCCO 1.1%
Government Bonds 1.1%
Kingdom of Morocco, 1.375%, 3/30/26 (EUR) (3) 1,937,000 2,062
Kingdom of Morocco, 3.875%, 4/2/29 (EUR) (1) 2,830,000 3,054
Kingdom of Morocco, 4.75%, 4/2/35 (EUR) (1) 2,820,000 3,023
Total Morocco (Cost $8,127) 8,139

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
NETHERLANDS 0.4%
Corporate Bonds 0.4%
ING Groep, VR, 0.375%, 9/29/28 (2) 400,000 405
ING Groep, VR, 1.25%, 2/16/27 (2) 1,500,000 1,600
VZ Secured Financing, 3.50%, 1/15/32 (3) 600,000 577
Ziggo, 2.875%, 1/15/30  510,000 499
Total Netherlands (Cost $3,031) 3,081
NEW ZEALAND 0.1%
Corporate Bonds 0.1%
Chorus, 3.625%, 9/7/29 (EUR)  790,000 864
Total New Zealand (Cost $836) 864
NORTH MACEDONIA 0.1%
Government Bonds 0.1%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 860,000 973
Total North Macedonia (Cost $914) 973
NORWAY 0.2%
Corporate Bonds 0.2%
Avinor, 0.75%, 10/1/30 (EUR)  1,185,000 1,126
Total Norway (Cost $1,094) 1,126
PERU 0.1%
Government Bonds 0.1%
Republic of Peru, 5.40%, 8/12/34  3,413,000 847
Total Peru (Cost $779) 847
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 0.25%, 4/28/25 (EUR)  910,000 982
Total Philippines (Cost $1,094) 982
POLAND 2.8%
Government Bonds 2.8%
Republic of Poland, 3.125%, 10/22/31 (EUR)  2,690,000 2,908
Republic of Poland, 3.875%, 10/22/39 (EUR)  3,523,000 3,704
Republic of Poland, Series 10Y, 3.625%, 1/11/34 (EUR)  2,495,000 2,731

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Poland, Series 1034, 5.00%, 10/25/34  48,120,000 11,777
Total Poland (Cost $20,824) 21,120
PORTUGAL 0.1%
Corporate Bonds 0.1%
Banco Comercial Portugues, VR, 1.75%, 4/7/28 (2) 600,000 633
Total Portugal (Cost $576) 633
QATAR 0.2%
Corporate Bonds 0.2%
QatarEnergy, 3.125%, 7/12/41 (USD)  850,000 637
QNB Finance, 2.75%, 2/12/27 (USD)  765,000 740
Total Qatar (Cost $1,384) 1,377
ROMANIA 0.2%
Corporate Bonds 0.2%
RCS & RDS, 3.25%, 2/5/28 (EUR)  1,100,000 1,157
Total Romania (Cost $1,080) 1,157
SAUDI ARABIA 0.6%
Government Bonds 0.6%
Kingdom of Saudi Arabia, 3.375%, 3/5/32 (EUR) (1) 3,850,000 4,112
Total Saudi Arabia (Cost $4,021) 4,112
SERBIA 1.1%
Corporate Bonds 0.1%
United Group, 4.625%, 8/15/28 (EUR) (1) 650,000 692
692
Government Bonds 1.0%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 4,900,000 4,763
Republic of Serbia, 1.50%, 6/26/29 (EUR)  385,000 373
Republic of Serbia, 3.125%, 5/15/27 (EUR)  2,250,000 2,403
7,539
Total Serbia (Cost $9,219) 8,231
SINGAPORE 1.6%
Government Bonds 1.6%
Republic of Singapore, 0.50%, 11/1/25  7,340,000 5,396

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Singapore, 2.375%, 6/1/25  3,960,000 2,945
Republic of Singapore, 2.875%, 7/1/29  4,874,000 3,680
Total Singapore (Cost $11,512) 12,021
SLOVENIA 0.4%
Government Bonds 0.4%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35 (3) 1,625,000 1,499
Republic of Slovenia, Series RS77, 2.25%, 3/3/32  900,000 932
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  955,000 881
Total Slovenia (Cost $3,582) 3,312
SOUTH AFRICA 0.9%
Corporate Bonds 0.2%
Anglo American Capital, 3.375%, 3/11/29 (GBP)  850,000 1,030
1,030
Government Bonds 0.7%
Republic of South Africa, Series 2035, 8.875%, 2/28/35  112,153,000 5,477
5,477
Total South Africa (Cost $6,548) 6,507
SOUTH KOREA 0.1%
Corporate Bonds 0.1%
Shinhan Bank, 4.50%, 4/12/28 (USD) (1) 865,000 866
Total South Korea (Cost $863) 866
SPAIN 2.6%
Corporate Bonds 1.2%
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (2) 400,000 460
Banco de Sabadell, VR, 0.875%, 6/16/28 (2) 1,100,000 1,137
Banco de Sabadell, VR, 5.00% (2)(4) 400,000 428
CaixaBank, 3.75%, 9/7/29  600,000 668
CaixaBank, VR, 6.25%, 2/23/33 (2) 400,000 462
Cellnex Telecom, 1.75%, 10/23/30  2,200,000 2,161
Cirsa Finance International, 7.875%, 7/31/28 (1) 760,000 858
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  1,500,000 1,609
Lorca Telecom Bondco, 4.00%, 9/18/27  1,200,000 1,293
9,076
Government Bonds 1.4%
Kingdom of Spain, 0.00%, 1/31/28  8,522,000 8,634

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Spain, 1.90%, 10/31/52 (1) 2,799,000 1,953
10,587
Total Spain (Cost $19,340) 19,663
SRI LANKA 0.3%
Government Bonds 0.3%
Republic of Sri Lanka, Series A, 11.40%, 1/15/27  185,000,000 651
Republic of Sri Lanka, Series A, 11.50%, 8/1/26  129,000,000 452
Republic of Sri Lanka, Series A, 20.00%, 9/15/27  235,000,000 977
Total Sri Lanka (Cost $1,742) 2,080
SWEDEN 0.6%
Corporate Bonds 0.2%
Autoliv, 4.25%, 3/15/28 (EUR)  375,000 418
Verisure Holding, 3.875%, 7/15/26 (EUR) (1) 260,000 280
Verisure Holding, 9.25%, 10/15/27 (EUR)  480,000 542
1,240
Government Bonds 0.4%
Kingdom of Sweden, Inflation-Indexed, Series 3111, 0.125%,
6/1/32  34,310,891 3,240
3,240
Total Sweden (Cost $4,355) 4,480
SWITZERLAND 0.3%
Corporate Bonds 0.3%
UBS Group, VR, 2.875%, 4/2/32 (EUR) (2) 515,000 532
UBS Group, VR, 7.75%, 3/1/29 (EUR) (2) 1,200,000 1,460
Total Switzerland (Cost $1,839) 1,992
TANZANIA 0.2%
Corporate Bonds 0.2%
HTA Group, 7.50%, 6/4/29 (USD) (1) 1,275,000 1,296
Total Tanzania (Cost $1,270) 1,296
THAILAND 1.6%
Corporate Bonds 0.2%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (2) 1,340,000 1,242
1,242

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.4%
Kingdom of Thailand, 2.05%, 4/17/28  109,900,000 3,275
Kingdom of Thailand, 2.50%, 11/17/29  195,466,000 5,962
Kingdom of Thailand, 2.80%, 6/17/34  38,000,000 1,196
10,433
Total Thailand (Cost $11,767) 11,675
UNITED ARAB EMIRATES 0.4%
Corporate Bonds 0.4%
Aldar Properties, VR, 6.623%, 4/15/55 (USD) (2) 1,100,000 1,119
DP World, 5.25%, 12/24/29 (USD)  2,100,000 2,120
Total United Arab Emirates (Cost $3,217) 3,239
UNITED KINGDOM 5.5%
Corporate Bonds 2.9%
Barclays, VR, 0.577%, 8/9/29 (EUR) (2) 820,000 815
Barclays, VR, 0.877%, 1/28/28 (EUR) (2) 425,000 444
Barclays, VR, 5.262%, 1/29/34 (EUR) (2) 460,000 536
Barclays, VR, 6.369%, 1/31/31 (2) 790,000 1,054
Deuce Finco, 5.50%, 6/15/27 (1) 345,000 437
Heathrow Funding, 2.75%, 10/13/29  1,390,000 1,618
HSBC Holdings, VR, 4.752%, 3/10/28 (EUR) (2) 830,000 928
Jerrold Finco, 5.25%, 1/15/27  600,000 764
Kane Bidco, 5.00%, 2/15/27 (EUR)  700,000 751
Legal & General Group, VR, 5.375%, 10/27/45 (2) 525,000 679
Marks & Spencer, 6.00%, 6/12/25  450,000 582
Motion Finco, 7.375%, 6/15/30 (EUR) (1) 1,085,000 1,161
National Grid Electricity Distribution East Midlands, 3.53%,
9/20/28 (EUR)  390,000 429
NatWest Group, VR, 0.67%, 9/14/29 (EUR) (2) 850,000 843
NatWest Group, VR, 1.043%, 9/14/32 (EUR) (2) 850,000 870
Next Group, 3.625%, 5/18/28  1,787,000 2,224
Next Group, 4.375%, 10/2/26  540,000 691
Santander U.K. Group Holdings, VR, 0.603%, 9/13/29
(EUR) (2) 1,050,000 1,037
Santander U.K. Group Holdings, VR, 2.421%, 1/17/29 (2) 530,000 632
Santander U.K. Group Holdings, VR, 3.53%, 8/25/28
(EUR) (2) 800,000 876
Severn Trent Utilities Finance, 4.625%, 11/30/34  960,000 1,132
Standard Chartered, VR, 2.50%, 9/9/30 (EUR) (2) 1,200,000 1,293
Tesco Corporate Treasury Services, 2.75%, 4/27/30  950,000 1,094

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,095,000 1,195
22,085
Government Bonds 2.6%
United Kingdom Gilt, 3.25%, 1/22/44  8,034,000 7,998
United Kingdom Gilt, 4.25%, 12/7/46  7,333,792 8,301
United Kingdom Gilt, 4.375%, 7/31/54  2,566,000 2,877
19,176
Total United Kingdom (Cost $41,594) 41,261
UNITED STATES 5.1%
Corporate Bonds 4.8%
AbbVie, 2.125%, 11/17/28 (EUR)  410,000 434
AbbVie, 2.625%, 11/15/28 (EUR)  995,000 1,071
American Honda Finance, 0.75%, 11/25/26 (GBP)  796,000 963
Athene Global Funding, 0.832%, 1/8/27 (EUR)  1,045,000 1,090
Bank of America, VR, 1.662%, 4/25/28 (EUR) (2) 410,000 433
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)  1,018,000 1,310
Becton Dickinson & Company, 3.519%, 2/8/31 (EUR)  583,000 633
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  408,000 337
Capital One Financial, 1.65%, 6/12/29 (EUR)  2,100,000 2,105
Comcast, 0.00%, 9/14/26 (EUR)  1,000,000 1,041
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 464,000 540
Duke Energy, 3.75%, 4/1/31 (EUR)  685,000 740
Equinix Europe 2 Financing, 3.65%, 9/3/33 (EUR)  1,245,000 1,318
Fiserv, 1.625%, 7/1/30 (EUR)  100,000 99
Fiserv, 3.00%, 7/1/31 (GBP)  1,000,000 1,133
Fiserv, 4.50%, 5/24/31 (EUR)  1,760,000 1,996
Ford Motor Credit, 4.867%, 8/3/27 (EUR)  375,000 419
Ford Motor Credit, 5.125%, 2/20/29 (EUR)  1,450,000 1,627
General Motors Financial, 0.85%, 2/26/26 (EUR)  1,000,000 1,064
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  1,204,000 1,287
Goldman Sachs Group, VR, 3.625%, 10/29/29 (GBP) (2) 545,000 670
Highland Holdings, 0.318%, 12/15/26 (EUR)  765,000 795
JPMorgan Chase, 1.50%, 10/29/26 (EUR)  1,300,000 1,382
JPMorgan Chase, VR, 1.638%, 5/18/28 (EUR) (2) 415,000 437
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  554,000 550
Metropolitan Life Global Funding, 5.00%, 1/10/30 (GBP)  650,000 842
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 389,000 374
Morgan Stanley, VR, 5.148%, 1/25/34 (EUR) (2) 400,000 471
Netflix, 3.625%, 5/15/27 (EUR)  390,000 430
Netflix, 3.875%, 11/15/29 (EUR)  975,000 1,091

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Prologis, 2.25%, 6/30/29 (GBP)  1,252,000 1,456
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  955,000 891
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  156,000 159
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  593,000 567
U.S. Bancorp, VR, 4.009%, 5/21/32 (EUR) (2) 1,175,000 1,296
Upjohn Finance, 1.362%, 6/23/27 (EUR)  420,000 437
Utah Acquisition Sub, 3.125%, 11/22/28 (EUR)  995,000 1,063
Verizon Communications, 1.30%, 5/18/33 (EUR)  835,000 755
VF, 4.125%, 3/7/26 (EUR)  669,000 723
VF, 4.25%, 3/7/29 (EUR)  695,000 742
Wells Fargo, 1.00%, 2/2/27 (EUR)  420,000 440
Westlake, 1.625%, 7/17/29 (EUR)  880,000 882
36,093
Municipal Securities 0.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (5) 3,433,806 2,150
2,150
Total United States (Cost $39,336) 38,243
SHORT-TERM INVESTMENTS 7.6%
Money Market Funds 6.1%
T. Rowe Price Government Reserve Fund, 4.39% (6)(7) 45,789,420 45,789
45,789
U.S. Treasury Obligations 1.5%
U.S. Treasury Bills, 4.258%, 4/17/25 (8) 11,000,000 10,979
10,979
Total Short-Term Investments (Cost $56,769) 56,768
SECURITIES LENDING COLLATERAL 1.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 4.39% (6)(7) 9,828,851 9,829
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 9,829
Total Securities Lending Collateral (Cost $9,829) 9,829

T. ROWE PRICE International Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.5%
OTC Options Purchased 0.5%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / CAD,
Call, 12/16/25 @
CAD1.40 (9) 1 19,550 513
Bank of America
USD / CAD,
Put, 12/16/25 @
CAD1.40 (9) 1 19,550 278
Bank of America
USD / GBP,
Call, 12/16/25 @
USD1.27 (9) 1 19,550 348
Bank of America
USD / GBP,
Put, 12/16/25 @
USD1.27 (9) 1 19,550 701
Citibank
10 Year Interest
Rate Swap,
12/18/36 Pay
Fixed 2.27%
Annually, Receive
Variable 2.34%
(6M EURIBOR)
Semi-Annually,
12/16/26 @
2.27%* (EUR) (9) 1 18,650 1,154
Citibank
10 Year Interest
Rate Swap,
12/18/36 Receive
Fixed 2.27%
Annually, Pay
Variable 2.34%
(6M EURIBOR)
Semi-Annually,
12/16/26 @
2.27%* (EUR) (9) 1 18,650 363
Goldman Sachs
USD / KRW,
Put, 4/24/25 @
KRW1,440.00 (9) 1 15,000 27
HSBC Bank
USD / CNH,
Call, 5/8/25 @
CNH7.30 (9) 1 6,220 19

T. ROWE PRICE International Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
USD / CNH,
Call, 5/8/25 @
CNH7.30 (9) 1 11,372 34
Total Options Purchased (Cost $3,723) 3,437
Total Investments in Securities  102.5%
(Cost $794,119) $ 768,625
Other Assets Less Liabilities (2.5)% (18,640)
Net Assets 100.0% $ 749,985
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $127,346 and represents 17.0% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) All or a portion of this security is on loan at March 31, 2025.
(4) Perpetual security with no stated maturity date.
(5) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(6) Seven-day yield
(7) Affiliated Companies
(8) At March 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(9) Non-income producing
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar

T. ROWE PRICE International Bond Fund

.
.
.
.
.
.
.
.
.
.
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PLN Polish Zloty
RON New Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
SONIA Sterling Overnight Index Average
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
UAH Ukraine Hryvnia
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
SWAPS 0.2%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 (USD) * 1,700 35 (41) 76
Citibank, Protection Sold (Relevant
Credit: Hellenic Republic, BBB-*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25 (USD) * 1,356 3 (4) 7
Morgan Stanley, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/25 (USD) * 572 1 (1) 2
Total Greece (46) 85
Vietnam 0.0%
Goldman Sachs, Protection
Sold (Relevant Credit: Socialist Republic
of Vietnam, Ba2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/26 (USD) * 3,250 25 14 11
Total Vietnam 14 11
Total Bilateral Credit Default Swaps, Protection
Sold (32) 96
Total Bilateral Swaps (32) 96
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%
Credit Default Swaps, Protection Bought (0.1)%
Foreign/Europe (0.2)%
Protection Bought (Relevant Credit:
Markit iTraxx Crossover-S42, 5 Year
Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/29 17,661 (1,429) (1,499) 70
Total Foreign/Europe 70

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
United States 0.1%
Protection Bought (Relevant Credit:
Markit CDX.EM-S41, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/29 15,650 316 446 (130)
Total United States (130)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (60)
Credit Default Swaps, Protection Sold 0.2%
Foreign/Europe 0.2%
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S42, 5 Year Index),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/29 15,688 1,270 1,427 (157)
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S43, 5 Year Index),
Receive 5.00% Quarterly, Pay upon
credit default, 6/20/30 4,855 402 426 (24)
Protection Sold (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 34,660 (358) (201) (157)
Total Foreign/Europe (338)
Greece 0.0%
Protection Sold (Relevant Credit:
Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/26 (USD) * 1,600 18 17 1
Total Greece 1
Spain 0.0%
Protection Sold (Relevant Credit: Cellnex
Telecom, BBB-*), Receive 5.00%
Quarterly, Pay upon credit default,
12/20/28 * 753 129 122 7
Total Spain 7
Total Centrally Cleared Credit Default Swaps,
Protection Sold (330)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps 0.1%
China 0.0%
5 Year Interest Rate Swap, Receive
Fixed 1.653% Quarterly, Pay Variable
1.840% (7 Day Interbank Repo)
Quarterly, 9/20/29 20,545 7 — 7
5 Year Interest Rate Swap, Receive
Fixed 1.696% Quarterly, Pay Variable
1.840% (7 Day Interbank Repo)
Quarterly, 3/12/30 114,000 73 — 73
Total China 80
Foreign/Europe 0.0%
15 Year Interest Rate Swap, Pay Fixed
2.199% Annually, Receive Variable
2.654% (6M EURIBOR) Semi-Annually,
12/13/39 3,250 250 — 250
15 Year Interest Rate Swap, Pay Fixed
2.213% Annually, Receive Variable
2.654% (6M EURIBOR) Semi-Annually,
12/13/39 1,625 122 — 122
15 Year Interest Rate Swap, Pay Fixed
2.244% Annually, Receive Variable
2.656% (6M EURIBOR) Semi-Annually,
12/16/39 1,175 84 — 84
5 Year Interest Rate Swap, Receive
Fixed 2.294% Annually, Pay Variable
2.507% (6M EURIBOR) Semi-Annually,
2/18/30 26,600 (161) — (161)
20 Year Interest Rate Swap, Receive
Fixed 2.472% Annually, Pay Variable
2.422% (6M EURIBOR) Semi-Annually,
9/20/44 3,950 (139) — (139)
20 Year Interest Rate Swap, Receive
Fixed 2.510% Annually, Pay Variable
2.514% (6M EURIBOR) Semi-Annually,
8/19/44 5,945 (170) — (170)
30 Year Interest Rate Swap, Pay Fixed
2.240% Annually, Receive Variable
2.507% (6M EURIBOR) Semi-Annually,
2/18/55 5,350 469 — 469
Total Foreign/Europe 455

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
India 0.0%
7 Year Interest Rate Swap, Receive
Fixed 6.283% Semi-Annually, Pay
Variable 7.200% (1 Day INR MIBOR)
Semi-Annually, 7/21/31 311,300 65 — 65
Total India 65
Japan 0.0%
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
0.296% (JPY TONA) Annually, 8/10/28 2,665,445 304 — 304
5 Year Interest Rate Swap, Pay Fixed
0.945% Annually, Receive Variable
0.477% (JPY TONA) Annually, 2/11/30 1,321,134 31 — 31
Total Japan 335
Mexico (0.0)%
10 Year Interest Rate Swap, Pay Fixed
9.045% 28 Days, Receive Variable
9.500% (MXIBTIIE) 28 Days, 1/24/35 63,175 (140) — (140)
Total Mexico (140)
United Kingdom 0.1%
2 Year Interest Rate Swap, Receive
Fixed 4.257% Annually, Pay Variable
4.651% (GBP SONIA) Annually, 11/9/26 24,200 30 — 30
Total United Kingdom 30
Total Centrally Cleared Interest Rate Swaps 825
Zero-Coupon Inflation Swaps 0.0%
Foreign/Europe 0.0%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 1.860% at Maturity, Receive
Variable (Change in CPI) at Maturity,
9/17/29 17,650 42 — 42

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 1.958% at Maturity, Receive
Variable (Change in CPI) at Maturity,
10/16/34 4,000 15 — 15
Total Foreign/Europe 57
Total Centrally Cleared Zero-Coupon Inflation
Swaps 57
Total Centrally Cleared Swaps 492
Net payments (receipts) of variation margin to date (520)
Variation margin receivable (payable) on centrally cleared swaps $ (28)
*
Credit ratings as of March 31, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $7.

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/11/25 USD 2,536 IDR 41,345,031 $ 46
Bank of America 4/11/25 USD 1,872 KRW 2,698,695 39
Bank of America 4/17/25 USD 6,161 HUF 2,264,211 88
Bank of America 4/17/25 USD 3,855 HUF 1,495,150 (155)
Bank of America 4/17/25 ZAR 63,864 USD 3,425 54
Bank of America 4/18/25 TRY 58,594 USD 1,514 (8)
Bank of America 4/24/25 USD 5,975 AUD 9,710 (93)
Bank of America 4/25/25 JPY 635,925 USD 4,198 54
Bank of America 4/25/25 USD 7,888 EUR 7,194 99
Bank of America 4/25/25 USD 5,872 JPY 881,455 (21)
Bank of America 5/16/25 PLN 10,751 USD 2,643 128
Bank of America 6/6/25 USD 5,881 COP 24,545,370 65
Bank of America 6/6/25 USD 6,041 THB 202,384 47
Bank of America 6/9/25 USD 23,229 MYR 102,908 (43)
Barclays Bank 4/11/25 IDR 95,383,117 USD 5,849 (105)
Barclays Bank 4/16/25 MXN 30,232 USD 1,472 2
Barclays Bank 4/16/25 MXN 30,181 USD 1,478 (7)
Barclays Bank 4/17/25 USD 3,281 ZAR 61,592 (74)
Barclays Bank 4/24/25 USD 88 AUD 141 —
Barclays Bank 4/24/25 USD 34 NZD 59 —
Barclays Bank 4/24/25 USD 355 NZD 637 (7)
Barclays Bank 4/25/25 CAD 384 USD 268 (1)
Barclays Bank 4/25/25 CHF 78 USD 87 1
Barclays Bank 4/25/25 CHF 155 USD 178 (2)
Barclays Bank 4/25/25 JPY 11,452 USD 76 1
Barclays Bank 4/25/25 JPY 4,502 USD 30 —
Barclays Bank 4/25/25 NOK 16,115 USD 1,428 104
Barclays Bank 4/25/25 USD 91 CAD 133 (1)
Barclays Bank 4/25/25 USD 42 CHF 38 (1)
Barclays Bank 4/25/25 USD 5,622 EUR 5,157 38
Barclays Bank 4/25/25 USD 7,006 EUR 6,652 (196)
Barclays Bank 4/25/25 USD 283 JPY 42,984 (4)
Barclays Bank 4/25/25 USD 3,808 NOK 43,328 (311)
Barclays Bank 5/23/25 GBP 29 USD 37 —
Barclays Bank 5/23/25 USD 38 EUR 35 —
Barclays Bank 5/23/25 USD 983 EUR 934 (30)
Barclays Bank 5/23/25 USD 7,011 GBP 5,422 8
Barclays Bank 5/30/25 SEK 487 USD 49 —
BNP Paribas 4/11/25 IDR 33,610,637 USD 2,055 (31)
BNP Paribas 4/11/25 KRW 6,165,767 USD 4,255 (66)
BNP Paribas 4/11/25 TWD 16,935 USD 518 (8)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 4/11/25 USD 631 INR 55,149 $ (13)
BNP Paribas 4/11/25 USD 8,126 TWD 267,027 82
BNP Paribas 4/17/25 CZK 43,239 USD 1,786 88
BNP Paribas 4/17/25 RON 7,094 USD 1,456 84
BNP Paribas 4/25/25 EUR 248 USD 267 1
BNP Paribas 5/16/25 PLN 16,794 USD 4,213 116
BNP Paribas 5/16/25 USD 5,303 PLN 20,994 (109)
BNP Paribas 5/23/25 EUR 943 USD 1,033 (10)
BNP Paribas 5/23/25 USD 34 GBP 26 —
BNP Paribas 5/30/25 USD 26 SEK 266 —
BNP Paribas 6/9/25 MYR 6,531 USD 1,476 1
BNY Mellon 4/25/25 USD 34 CHF 30 (1)
Canadian Imperial Bank
of Commerce 6/13/25 CNH 57,721 USD 8,028 (44)
Citibank 4/11/25 USD 8,401 IDR 138,126,573 83
Citibank 4/17/25 HUF 818,404 USD 2,056 139
Citibank 4/17/25 ILS 5,956 USD 1,621 (19)
Citibank 4/17/25 USD 574 CZK 13,234 1
Citibank 4/17/25 USD 8,298 RON 39,753 (333)
Citibank 4/17/25 USD 7,048 ZAR 134,821 (295)
Citibank 4/17/25 ZAR 17,586 USD 942 16
Citibank 4/18/25 TRY 96,269 USD 2,497 (23)
Citibank 4/24/25 NZD 46 USD 26 —
Citibank 4/24/25 USD 185 AUD 294 2
Citibank 4/24/25 USD 46 NZD 79 1
Citibank 4/25/25 CAD 26,771 USD 18,470 155
Citibank 4/25/25 CAD 190 USD 134 (2)
Citibank 4/25/25 JPY 165,543 USD 1,076 31
Citibank 4/25/25 NOK 277 USD 26 —
Citibank 4/25/25 USD 263 CAD 376 1
Citibank 4/25/25 USD 10,984 EUR 10,185 (44)
Citibank 4/25/25 USD 4,591 JPY 704,171 (116)
Citibank 4/25/25 USD 335 NOK 3,759 (22)
Citibank 5/9/25 UAH 70,334 USD 1,617 64
Citibank 5/13/25 EGP 74,679 USD 1,433 12
Citibank 5/13/25 USD 1,406 EGP 74,679 (39)
Citibank 5/23/25 EUR 10 USD 11 —
Citibank 5/23/25 USD 74 EUR 71 (3)
Citibank 5/23/25 USD 128 GBP 102 (3)
Citibank 5/30/25 SEK 3,932 USD 391 1
Citibank 5/30/25 USD 31 SEK 327 (2)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 6/6/25 THB 16,578 USD 492 $ (1)
Citibank 6/11/25 EGP 39,651 USD 762 (5)
Citibank 6/13/25 USD 9,229 SGD 12,314 28
Citibank 9/11/25 EGP 38,611 USD 706 3
Citibank 9/11/25 EGP 78,615 USD 1,455 (12)
Citibank 9/11/25 USD 1,240 EGP 68,728 (22)
Citibank 9/24/25 EGP 49,712 USD 914 (6)
Deutsche Bank 4/11/25 IDR 65,250,084 USD 4,038 (108)
Deutsche Bank 4/11/25 INR 374,536 USD 4,306 72
Deutsche Bank 4/11/25 KRW 24,623,478 USD 16,852 (126)
Deutsche Bank 4/11/25 PEN 10,869 USD 2,930 28
Deutsche Bank 4/11/25 USD 4,063 TWD 133,518 41
Deutsche Bank 4/16/25 DKK 20,836 USD 2,880 143
Deutsche Bank 4/17/25 HUF 1,586,811 USD 4,117 138
Deutsche Bank 4/25/25 EUR 3,531 USD 3,810 13
Deutsche Bank 4/25/25 EUR 930 USD 1,011 (3)
Deutsche Bank 4/25/25 JPY 1,798,152 USD 11,956 66
Deutsche Bank 5/9/25 USD 1,170 CLP 1,111,303 (1)
Deutsche Bank 6/3/25 USD 3,816 BRL 22,537 (81)
Deutsche Bank 6/9/25 MYR 2,348 USD 530 1
Deutsche Bank 6/9/25 MYR 4,644 USD 1,052 (2)
Deutsche Bank 7/11/25 USD 7,760 INR 671,039 (35)
Goldman Sachs 4/11/25 IDR 145,378,538 USD 8,769 (14)
Goldman Sachs 4/11/25 INR 826,053 USD 9,620 35
Goldman Sachs 4/11/25 TWD 176,835 USD 5,353 (27)
Goldman Sachs 4/11/25 USD 5,086 IDR 82,690,080 106
Goldman Sachs 4/11/25 USD 1,950 INR 169,055 (26)
Goldman Sachs 4/11/25 USD 3,485 KRW 5,105,427 18
Goldman Sachs 4/16/25 USD 4,438 MXN 93,095 (101)
Goldman Sachs 4/24/25 AUD 608 USD 378 2
Goldman Sachs 4/25/25 EUR 8,685 USD 9,098 305
Goldman Sachs 4/25/25 USD 401 EUR 385 (15)
Goldman Sachs 6/3/25 BRL 20,217 USD 3,485 11
Goldman Sachs 6/6/25 USD 10,523 THB 353,126 64
Goldman Sachs 6/13/25 USD 1,256 CNH 9,104 (4)
Goldman Sachs 7/11/25 USD 8,728 IDR 145,378,538 44
Goldman Sachs 7/11/25 USD 9,560 INR 826,053 (36)
HSBC Bank 4/11/25 TWD 21,345 USD 651 (8)
HSBC Bank 4/11/25 USD 757 IDR 12,341,676 14
HSBC Bank 4/17/25 CZK 24,857 USD 1,035 43
HSBC Bank 4/17/25 USD 4,093 CZK 100,466 (261)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 4/24/25 USD 42 AUD 66 $ 1
HSBC Bank 4/24/25 USD 3,830 AUD 6,134 (4)
HSBC Bank 4/25/25 EUR 6,968 USD 7,214 331
HSBC Bank 4/25/25 JPY 596,584 USD 3,835 154
HSBC Bank 4/25/25 USD 18,767 EUR 18,068 (797)
HSBC Bank 6/6/25 USD 4,522 THB 151,460 36
HSBC Bank 6/9/25 USD 648 MYR 2,888 (5)
HSBC Bank 6/13/25 CNH 155,962 USD 21,599 (25)
JPMorgan Chase 4/11/25 IDR 40,311,024 USD 2,467 (39)
JPMorgan Chase 4/16/25 MXN 11,811 USD 564 12
JPMorgan Chase 4/16/25 MXN 25,131 USD 1,226 (1)
JPMorgan Chase 4/17/25 CZK 10,960 USD 461 14
JPMorgan Chase 4/17/25 ILS 1,899 USD 532 (21)
JPMorgan Chase 4/17/25 RON 4,769 USD 1,020 16
JPMorgan Chase 4/17/25 USD 6,844 CZK 167,265 (405)
JPMorgan Chase 4/17/25 USD 854 HUF 328,332 (26)
JPMorgan Chase 4/24/25 AUD 209 USD 130 1
JPMorgan Chase 4/24/25 AUD 11,485 USD 7,204 (26)
JPMorgan Chase 4/24/25 USD 3,824 AUD 6,054 40
JPMorgan Chase 4/25/25 CAD 1,184 USD 821 3
JPMorgan Chase 4/25/25 CAD 14,697 USD 10,364 (139)
JPMorgan Chase 4/25/25 CHF 435 USD 488 5
JPMorgan Chase 4/25/25 EUR 12,952 USD 13,638 386
JPMorgan Chase 4/25/25 JPY 426,955 USD 2,833 22
JPMorgan Chase 4/25/25 JPY 1,783,600 USD 12,113 (188)
JPMorgan Chase 4/25/25 NOK 5,870 USD 527 31
JPMorgan Chase 4/25/25 USD 3,564 CAD 5,043 55
JPMorgan Chase 4/25/25 USD 389 CHF 349 (7)
JPMorgan Chase 4/25/25 USD 3,472 JPY 516,725 17
JPMorgan Chase 4/25/25 USD 12,828 JPY 1,940,807 (148)
JPMorgan Chase 5/16/25 PLN 1 USD — —
JPMorgan Chase 5/16/25 USD 1,685 PLN 6,713 (45)
JPMorgan Chase 5/23/25 EUR 99 USD 108 —
JPMorgan Chase 5/23/25 EUR 4,447 USD 4,844 (21)
JPMorgan Chase 5/23/25 GBP 984 USD 1,257 14
JPMorgan Chase 5/23/25 USD 17,594 EUR 16,518 (319)
JPMorgan Chase 5/23/25 USD 7,605 GBP 6,000 (145)
JPMorgan Chase 5/30/25 SEK 4,601 USD 440 19
JPMorgan Chase 6/13/25 CNH 10,321 USD 1,427 —
JPMorgan Chase 6/13/25 CNH 38,842 USD 5,390 (17)
JPMorgan Chase 6/13/25 USD 6,648 CNH 47,918 19

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 4/16/25 MXN 12,069 USD 583 $ 5
Morgan Stanley 4/17/25 ZAR 15,442 USD 835 6
Morgan Stanley 4/24/25 AUD 11,594 USD 7,203 43
Morgan Stanley 4/25/25 EUR 5,659 USD 5,980 147
Morgan Stanley 4/25/25 JPY 583,714 USD 3,941 (38)
Morgan Stanley 4/25/25 USD 5,231 JPY 797,059 (98)
Morgan Stanley 5/16/25 PLN 2,351 USD 591 15
Morgan Stanley 6/3/25 USD 2,622 BRL 15,229 (12)
RBC Dominion
Securities 4/11/25 USD 702 KRW 1,023,849 7
RBC Dominion
Securities 4/11/25 USD 1,907 PEN 7,216 (57)
RBC Dominion
Securities 4/24/25 AUD 16,438 USD 10,396 (122)
RBC Dominion
Securities 4/25/25 CAD 8,000 USD 5,559 7
RBC Dominion
Securities 4/25/25 CAD 11,897 USD 8,322 (44)
RBC Dominion
Securities 4/25/25 EUR 7,841 USD 8,435 55
RBC Dominion
Securities 4/25/25 USD 7,819 CAD 11,238 —
RBC Dominion
Securities 4/25/25 USD 34 JPY 5,021 —
RBC Dominion
Securities 4/25/25 USD 6,520 JPY 992,252 (114)
RBC Dominion
Securities 5/23/25 GBP 14,564 USD 18,333 479
RBC Dominion
Securities 5/23/25 USD 444 GBP 353 (12)
RBC Dominion
Securities 6/6/25 USD 3,061 COP 12,644,584 65
Societe Generale 4/11/25 USD 4,836 INR 420,758 (82)
Societe Generale 5/9/25 USD 1,642 CLP 1,538,984 21
Societe Generale 6/3/25 USD 2,522 BRL 14,651 (12)
Standard Chartered 4/11/25 KRW 6,433,650 USD 4,467 (97)
Standard Chartered 4/11/25 USD 4,495 INR 395,367 (127)
Standard Chartered 5/23/25 EUR 16,012 USD 16,841 523
Standard Chartered 5/30/25 SEK 18,385 USD 1,743 93
Standard Chartered 5/30/25 USD 1,898 SEK 20,022 (102)
State Street 4/11/25 USD 1,846 INR 160,260 (27)
State Street 4/16/25 MXN 68,838 USD 3,337 20

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 4/17/25 HUF 1,790,498 USD 4,440 $ 363
State Street 4/17/25 USD 2,296 CZK 52,943 2
State Street 4/24/25 AUD 102 USD 65 (1)
State Street 4/24/25 NZD 37 USD 21 —
State Street 4/24/25 USD 181 AUD 292 (1)
State Street 4/24/25 USD 79 NZD 142 (1)
State Street 4/25/25 EUR 12,530 USD 13,588 (21)
State Street 4/25/25 JPY 10,920,898 USD 70,779 2,236
State Street 4/25/25 JPY 39,887 USD 273 (6)
State Street 4/25/25 USD 96 CAD 140 (2)
State Street 4/25/25 USD 57 NOK 640 (4)
State Street 5/16/25 PLN 2,045 USD 513 14
State Street 5/23/25 EUR 7,826 USD 8,414 73
Toronto-Dominion Bank 4/25/25 USD 23,572 CAD 33,767 79
Toronto-Dominion Bank 4/25/25 USD 3,421 CAD 4,925 (5)
Toronto-Dominion Bank 4/25/25 USD 19 CHF 17 —
Toronto-Dominion Bank 5/9/25 USD 1,752 CLP 1,673,136 (10)
Toronto-Dominion Bank 6/13/25 CNH 1,607 USD 223 —
UBS Investment Bank 4/11/25 USD 6,488 IDR 105,430,040 138
UBS Investment Bank 4/16/25 MXN 171,572 USD 8,297 69
UBS Investment Bank 4/16/25 USD 6,719 MXN 137,557 12
UBS Investment Bank 4/17/25 CZK 100,318 USD 4,202 145
UBS Investment Bank 4/24/25 NZD 4,756 USD 2,676 26
UBS Investment Bank 4/24/25 USD 230 AUD 364 2
UBS Investment Bank 4/24/25 USD 242 AUD 392 (3)
UBS Investment Bank 4/24/25 USD 126 NZD 222 (1)
UBS Investment Bank 4/25/25 CHF 3,671 USD 4,089 73
UBS Investment Bank 4/25/25 CHF 20 USD 23 —
UBS Investment Bank 4/25/25 EUR 4,149 USD 4,285 207
UBS Investment Bank 4/25/25 NOK 1,151 USD 108 2
UBS Investment Bank 4/25/25 NOK 590 USD 56 —
UBS Investment Bank 4/25/25 USD 740 CAD 1,062 1
UBS Investment Bank 4/25/25 USD 77 CAD 113 (1)
UBS Investment Bank 4/25/25 USD 7,710 CHF 6,787 15
UBS Investment Bank 4/25/25 USD 4,196 CHF 3,790 (101)
UBS Investment Bank 4/25/25 USD 6,583 EUR 6,081 (1)
UBS Investment Bank 4/25/25 USD 8,673 JPY 1,289,243 53
UBS Investment Bank 4/25/25 USD 354 NOK 3,944 (21)
UBS Investment Bank 5/9/25 CLP 3,278,709 USD 3,443 9
UBS Investment Bank 5/9/25 USD 2,621 CLP 2,593,897 (111)
UBS Investment Bank 5/23/25 EUR 315 USD 344 (2)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 5/23/25 USD 30 GBP 24 $ (1)
UBS Investment Bank 5/30/25 USD 47 SEK 499 (3)
UBS Investment Bank 6/13/25 CNH 495,091 USD 68,697 (211)
UBS Investment Bank 7/11/25 USD 5,893 IDR 98,145,504 31
Wells Fargo 4/11/25 PEN 23,431 USD 6,213 163
Wells Fargo 4/11/25 USD 7,182 PEN 27,084 (188)
Wells Fargo 4/16/25 USD 14,936 MXN 315,090 (427)
Wells Fargo 4/25/25 EUR 7,730 USD 8,381 (11)
Wells Fargo 6/3/25 USD 2,212 BRL 12,889 (17)
Wells Fargo 6/6/25 COP 16,613,493 USD 3,996 (59)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 1,535

T. ROWE PRICE International Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 27 Commonwealth of Australia ten year
bond contracts 6/25 1,901 $ 8
Long, 82 Commonwealth of Australia three year
bond contracts 6/25 5,457 13
Short, 62 Euro BOBL contracts 6/25 (7,897) 44
Long, 45 Euro BTP contracts 6/25 5,718 (87)
Short, 147 Euro BUND contracts 6/25 (20,478) (20)
Long, 9 Euro BUXL thirty year bond contracts 6/25 1,161 (35)
Long, 53 Euro SCHATZ contracts 6/25 6,129 10
Short, 23 Government of Canada ten year bond
contracts 6/25 (1,984) (8)
Long, 130 Republic of South Korea ten year bond
contracts 6/25 10,532 (15)
Short, 154 Republic of South Korea three year
bond contracts 6/25 (11,187) 4
Short, 66 U.K. Gilt ten year contracts 6/25 (7,817) 20
Short, 40 U.S. Treasury Notes five year contracts 6/25 (4,326) (19)
Short, 28 Ultra U.S. Treasury Bonds contracts 6/25 (3,423) 47
Short, 42 Ultra U.S. Treasury Notes ten year
contracts 6/25 (4,793) (15)
Net payments (receipts) of variation margin to date 82
Variation margin receivable (payable) on open futures contracts $ 29

T. ROWE PRICE International Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ 184++
Totals $ —# $ — $ 184+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 28,373  ¤  ¤ $ 55,618
Total $ 55,618^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $184 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $55,618.

T. ROWE PRICE International Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies

T. ROWE PRICE International Bond Fund

for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE International Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 698,591 $ — $ 698,591
Short-Term Investments 45,789 10,979 — 56,768
Securities Lending Collateral 9,829 — — 9,829
Options Purchased — 3,437 — 3,437
Total Securities 55,618 713,007 — 768,625
Swaps* — 1,634 — 1,634
Forward Currency Exchange
Contracts — 9,202 — 9,202
Futures Contracts* 146 — — 146
Total $ 55,764 $ 723,843 $ — $ 779,607
Liabilities
Swaps* $ — $ 1,078 $ — $ 1,078
Forward Currency Exchange
Contracts — 7,667 — 7,667
Futures Contracts* 199 — — 199
Total $ 199 $ 8,745 $ — $ 8,944
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal
Securities and Non-U.S. Government Mortgage-Backed Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund

market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F76-054Q1 03/25